Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finished products
Total finished products	$ 3,870	$ 3,064
Work in progress	901	691
Consumable inventory	1,168	988
Net realizable value provision	(2)	(138)
Total of inventories	5,937	4,605
Iron Ore Solutions [Member]
Finished products
Total finished products	3,184	2,493
Energy Transition Metals [Member]
Finished products
Total finished products	$ 686	$ 571